Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments	(180)	73	(40)
Contingent consideration
Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration	$ (23,705)	$ (21,995)